13. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Other Current Assets
Finished goods	$ 2,200	$ 2,300
Work in progress	200	700
Recognized cost of equipment sales	$ 17,700	$ 11,700	$ 9,800